Exhibit 99.23

Client Name:
Client Project Name:	OBX 2022-NQM7
Start - End Dates:	12/31/2014 - 5/15/2022
Deal Loan Count:	23

Conditions Report 2.0

Loans in Report:	23
Loans with Conditions:	13

1 - Total Active Conditions
1 - Non-Material Conditions
1 - Credit Review Scope
1 - Category: Assets
20 - Total Satisfied Conditions

5 - Credit Review Scope
1 - Category: Assets
1 - Category: DTI
2 - Category: Legal Documents
1 - Category: Title
7 - Property Valuations Review Scope
7 - Category: Appraisal
8 - Compliance Review Scope
1 - Category: Ability to Repay/Qualified Mortgage
1 - Category: Federal Consumer Protection
5 - Category: RESPA
1 - Category: TILA/RESPA Integrated Disclosure
1 - Total Waived Conditions

1 - Compliance Review Scope
1 - Category: RESPA

©2022 Clayton Services LLC. All rights reserved. Ownership and use of this report is governed by the legal agreement between Clayton and the party for which it was prepared. Any use not expressly authorized by such agreement, including reliance on this report by anyone other than such party, is prohibited.